Liquidity - Additional Information (Q1) (Details)				3 Months Ended																					12 Months Ended
	Jan. 06, 2025 $ / shares shares	Jun. 30, 2023	Oct. 01, 2018 $ / shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 14, 2025 $ / shares shares	Apr. 13, 2025 $ / shares shares	Jan. 29, 2025 shares
Management's plan for increasing liquidity
Unrestricted cash				$ 500,000																					$ 582,000
Net accounts receivable				369,000																					369,000	$ 1,044,000
Cash flow from operations				$ 236,000	$ 597,000																				$ 1,943,000	$ 3,712,000
Common stock and additional paid-in capital, shares issued | shares				2,140,000																					1,890,000	1,850,000									250,000
Common stock, shares authorized | shares				55,000,000																					55,000,000	55,000,000
Preferred stock, fixed interest rate (percentage)		10.875%
Common stock no par value | $ / shares				$ 0																					$ 0	$ 0
Debt covenant compliance				At March 31, 2025, the Company was in compliance with the various financial and administrative covenants related to all of the Company's credit facilities.																					At December 31, 2024 and December 31, 2023, the Company was in compliance with the various financial and administrative covenants related to all of the Company’s credit facilities.
Accumulated and unpaid dividends on series A preferred stock																									$ 50,400,000	$ 0
Increase of preferred stock dividend rate			12.875%
Dividends payable, preferred stock | $ / shares			$ 3.2
Rent collected or anticipates collecting				$ 2,150,000																					2,527,000	2,901,000
Undeclared preferred stock dividends arrears					$ 0	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 1,912,000	$ 1,912,000	$ 1,912,000	$ 1,912,000	0	2,249,000	$ 8,997,000	$ 8,997,000	$ 8,997,000	$ 8,997,000	$ 7,985,000	$ 1,912,000
Total indebtedness				49,159,000																					49,721,000
Net of deferred financing and unamortized discounts, in indebtedness				1,000,000
Net of deferred financing costs and unamortized discounts, in indebtedness				869,000																					1,000,000
Debt repayments of principal in next 12 months, amortization				6,800,000																					7,000,000
Debt instrument, outstanding amount				50,133,000																					50,714,000	51,802,000
Accounts recievables, net				3,640,000																					3,362,000	$ 1,403,000
Deferred financing fees				869,000																					1,000,000
Merger Agreement
Management's plan for increasing liquidity
Common stock and additional paid-in capital, shares issued | shares	1,410,000
Common stock, shares authorized | shares	1,410,000
Patient Account Receivables and Rent Receivables
Management's plan for increasing liquidity
Net accounts receivable				3,600,000																					3,400,000
Routine debt
Management's plan for increasing liquidity
Debt repayments of principal in next 12 months, amortization				2,600,000																					1,400,000
Bond Debt
Management's plan for increasing liquidity
Debt repayments of principal in next 12 months, amortization				200,000																					$ 200,000
Southland's Maturing Debt
Management's plan for increasing liquidity
Debt repayments of principal in next 12 months, amortization				$ 4,000,000
Series D Preferred Stock | Merger Agreement
Management's plan for increasing liquidity
Preferred stock, fixed interest rate (percentage)	8.00%
Liquidation preference | $ / shares	$ 10
Subsequent Event
Management's plan for increasing liquidity
Common stock and additional paid-in capital, shares issued | shares																																			250,000
Subsequent Event | Merger Agreement
Management's plan for increasing liquidity
Common stock and additional paid-in capital, shares issued | shares	1,410,000
Common stock, shares authorized | shares	1,410,000
Subsequent Event | Amended Merger Agreement
Management's plan for increasing liquidity
Common stock no par value | $ / shares																																	$ 0
Regional common stock consideration shares | shares																																	1.133	1
Subsequent Event | Series D Preferred Stock | Merger Agreement
Management's plan for increasing liquidity
Preferred stock, fixed interest rate (percentage)	8.00%
Liquidation preference | $ / shares	$ 10
Subsequent Event | Series D Preferred Stock | Amended Merger Agreement
Management's plan for increasing liquidity
Liquidation preference | $ / shares																																	$ 12.5	$ 10
Preferred stock, conversion ratio																																		0.333